Trade Receivables and Unbilled Revenue, Net - Movement in Allowances for Expected Credit Losses (ECL) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Balance at the beginning of the year	$ 2,398
Balance at the end of the year	1,945	$ 2,398
Allowances for expected credit losses [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	2,398	2,624	$ 1,590
Charged to consolidated statement of income	439	1,504	1,971
Write-offs, net of collections	(402)	(1,308)	(589)
Reversals	(293)	(397)	(637)
Translation adjustment	(197)	(25)	289
Balance at the end of the year	$ 1,945	$ 2,398	$ 2,624